SSGA Funds

State Street Financial Center

One Lincoln Street

Boston, MA 02111-2900

December 20, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:    Office of Filings, Information & Consumer Service

Re:	SSGA Funds (the “Trust”)
File	Nos.: 033-19229 and 811-05430

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses and Statement of Additional Information for the Trust, each dated December 19, 2017, do not differ from that contained in the Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on December 19, 2017 (Accession #0001193125-17-373778).

If you have any questions, please contact me at (617) 662-4026.

Very truly yours,

/s/ Jesse D. Hallee

Jesse D. Hallee

Secretary